ADVERTISING	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
ADVERTISING	NOTE 6. ADVERTISING The Company expenses advertising costs as they are incurred. Advertising expenses for the three months ended September, 2012 and 2011, were $20 and $50, respectively.